Taxes (Details) - HKD ($)				6 Months Ended		24 Months Ended	36 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 31, 2019	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Taxes [Line Items]
Profits tax rates
Losses carried forward (in Dollars)
HONG KONG
Taxes [Line Items]
Applicable tax rate				16.50%
Profits tax rates	16.50%	8.25%
Assessable profits (in Dollars)	$ 2,000,000	$ 2,000,000
PRC [Member]
Taxes [Line Items]
Profits tax rates				25.00%
State income tax rate			20.00%
PRC [Member] | Minimum [Member]
Taxes [Line Items]
Profits tax rates			50.00%			75.00%	50.00%
PRC [Member] | Maximum [Member]
Taxes [Line Items]
Profits tax rates			75.00%			87.50%	87.50%